General risk reserve (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Statutory reserve	¥ 18,706	¥ 14,017
PRC 1 [member]
Statement [Line Items]
General risk reserve description	In accordance with the relevant laws and regulations of the PRC, the Group’s variable interest entity is required to maintain a general risk reserve within the equity, through appropriation of profit, which should not be less than 1.5% of the year end balance of its risk assets over the course of five years.
Statutory reserve	¥ 9,200	¥ 12,400